DEBT AND LEASE ARRANGEMENTS - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Debt [Line Items]
Current debt:	$ 8,218	$ 16,899
Short-term debt	515	7,535
Long-term debt due within 1 year	7,703	9,364
Non-current debt	80,868	91,115
Total	89,086	108,014
Debt (excluding lease liabilities)
Disclosure Of Debt [Line Items]
Current debt:	4,080	12,756
Short-term debt	515	7,535
Long-term debt due within 1 year	3,565	5,221
Non-current debt	57,499	66,838
Total	61,579	79,594
Lease liabilities
Disclosure Of Debt [Line Items]
Current debt:	4,138	4,143
Short-term debt	0	0
Long-term debt due within 1 year	4,138	4,143
Non-current debt	23,369	24,277
Total	$ 27,507	$ 28,420